Average Annual Total Returns - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2024
Fidelity Advisor Gold Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(0.38%)
Past 5 years	5.83%
Past 10 years	3.35%
Fidelity Advisor Gold Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(6.36%)
Past 5 years	4.26%
Past 10 years	2.40%
Fidelity Advisor Gold Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.34%)
Past 5 years	3.89%
Past 10 years	2.09%
Fidelity Advisor Gold Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.57%)
Past 5 years	3.31%
Past 10 years	1.82%
Fidelity Advisor Gold Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(2.39%)
Past 5 years	4.75%
Past 10 years	2.44%
Fidelity Advisor Gold Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(4.41%)
Past 5 years	4.45%
Past 10 years	2.35%
Fidelity Advisor Gold Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(0.25%)
Past 5 years	5.98%
Since Inception	7.38%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXZGF
Average Annual Return:
Past 1 year	12.24%
Past 5 years	10.72%
Past 10 years	6.51%

[1]	A From October 2, 2018 .